Intangible Assets, Net	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of June 30, 2023 and December 31, 2022, intangible assets consisted of the following:

	June 30, 2023	December 31, 2022
Software	$25,987	$27,055
Less: accumulated amortization	(7,961)	(6,758)
	$18,026	$20,297

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting e-mall, online game, video media library and data warehouse modules, etc., acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the six months ended June 30, 2023 and 2022, amortization expense amounted to $1,538 and $1,645, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2023:

For the six months ending December 31, 2023	$1,470
For the year ending December 31, 2024	2,939
For the year ending December 31, 2025	2,939
For the year ending December 31, 2026	2,863
For the year ending December 31, 2027 and thereafter	7,815
Total	$18,026